Contingencies	3 Months Ended
Mar. 31, 2024
Contingencies [Abstract]
Contingencies
10.	Contingencies
As of March 31, 2024, there were no material contingencies which required adjustment or disclosure in the unaudited condensed consolidated interim financial statements (2023: none).